Note 7 - Risk Management - Market Risk (Details) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest Rate Risk Member
Breakdown Of Var Line Items
Value At Risk		€ 19	€ 23	€ 29
Interest Rate Risk Member | Weighted average [Member]
Breakdown Of Var Line Items
Value At Risk		20	25	28
Interest Rate Risk Member | Maximum Member
Breakdown Of Var Line Items
Value At Risk		23	27	30
Interest Rate Risk Member | Minimum [Member]
Breakdown Of Var Line Items
Value At Risk		17	23	21
Currency Risk Member
Breakdown Of Var Line Items
Value At Risk		5	7	7
Currency Risk Member | Weighted average [Member]
Breakdown Of Var Line Items
Value At Risk		6	10	10
Currency Risk Member | Maximum Member
Breakdown Of Var Line Items
Value At Risk		7	11	16
Currency Risk Member | Minimum [Member]
Breakdown Of Var Line Items
Value At Risk		6	7	10
Stock Market Risk [Member]
Breakdown Of Var Line Items
Value At Risk		3	4	2
Stock Market Risk [Member] | Weighted average [Member]
Breakdown Of Var Line Items
Value At Risk		4	3	4
Stock Market Risk [Member] | Maximum Member
Breakdown Of Var Line Items
Value At Risk		6	2	4
Stock Market Risk [Member] | Minimum [Member]
Breakdown Of Var Line Items
Value At Risk		4	4	1
Vega Correlation Risk [Member]
Breakdown Of Var Line Items
Value At Risk		7	14	12
Vega Correlation Risk [Member] | Weighted average [Member]
Breakdown Of Var Line Items
Value At Risk		9	13	11
Vega Correlation Risk [Member] | Maximum Member
Breakdown Of Var Line Items
Value At Risk		11	12	11
Vega Correlation Risk [Member] | Minimum [Member]
Breakdown Of Var Line Items
Value At Risk		7	14	11
Diversification Effect Member
Breakdown Of Var Line Items
Value At Risk	[1]	(17)	(26)	(24)
Diversification Effect Member | Weighted average [Member]
Breakdown Of Var Line Items
Value At Risk	[1]	(20)	(23)	(23)
Diversification Effect Member | Maximum Member
Breakdown Of Var Line Items
Value At Risk	[1]	(21)	(19)	(23)
Diversification Effect Member | Minimum [Member]
Breakdown Of Var Line Items
Value At Risk	[1]	(18)	(26)	(20)
Total [Member]
Breakdown Of Var Line Items
Value At Risk		17	22	26
Total [Member] | Weighted average [Member]
Breakdown Of Var Line Items
Value At Risk		21	27	29
Total [Member] | Maximum Member
Breakdown Of Var Line Items
Value At Risk		26	34	38
Total [Member] | Minimum [Member]
Breakdown Of Var Line Items
Value At Risk		€ 16	€ 22	€ 23

[1]

(*) The diversification effect is the difference between the sum of the average individual risk factors and the total VaR figure that includes the implied correlation between all the variables and scenarios used in the measurement.